Note 12 - Spinoff Related Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Spinoff Related Transactions [Abstract]
Other Revenue, Net	$ 0.3	$ 0.2	$ 0.2
Other Expenses	$ 0.5	$ 0.3	$ 0.2